Parent entity information (Tables)	12 Months Ended
Jun. 30, 2019
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Parent entity financial information

Set out below is the supplementary information about the parent entity.

	Parent
	2019 A$000	2018 A$000

Statement of profit or loss and other comprehensive income
Loss after income tax	(7,198)	(5,378)

Total comprehensive income	(7,198)	(5,378)

	2019 A$000	2018 A$000

Statement of financial position
Total current assets	7,015	7,902
Total assets	20,677	26,818
Total current liabilities	213	1,714
Total liabilities	5,295	6,760
Equity
Contributed equity	36,641	31,576
Other contributed equity	464	464
Reserves	2,489	2,206
Accumulated losses	(24,212)	(14,188)

Total equity	15,382	20,058